Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant Liabilities
Note 13.     Warrant liabilities
In

September
2020
, in connection with SVAC’s IPO, SVAC issued Public Warrants to purchase shares of SVAC Class A common stock at
$
11.50
per share. Simultaneously with the consummation of the IPO, SVAC issued Private Placement Warrants to purchase shares of its Class A common stock at $
11.50
per share to the Sponsor and to SVAC’s underwriters. In July 2021, in connection with the Business Combination transaction described in Note 3, additional Public and Private Placement Warrants were issued to SVAC common stockholders, including the Forward Purchasers. At July 29, 2021 (the Business Combination date)
,
and December 31, 2021, there were
11,620,383
and
10,779,927
of Public Warrants and
8,576,940
and
8,576,940
of Private Placement Warrants outstanding, respectively. The Public and Private Placement Warrants expire five years
from the completion of the Business Combination.
The Public and Private Placement Warrants may only be exercised for a whole number of shares. In September 2021 we filed a Registration Statement on Form
S-1
for, among other things, the registration, under the Securities Act of 1933, as amended, of the issuance of Class A common stock issuable upon exercise of the Public and Private Placement Warrants. The Public and Private Placement Warrants are governed by the terms of that certain Warrant Agreement, dated September 9, 2020 (the “Warrant Agreement”), between the Company and Continental Stock Transfer & Trust Company (the “Warrant Agent”).
We may call the Public Warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported sales price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement.
In addition, commencing 90 days after the warrants become exercisable, the Company may redeem the outstanding warrants for shares of Class A common stock (including both Public and Private Placement Warrants):

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock determined by reference to an agreed table described in the Warrant Agreement, based on the redemption date and the “fair market value” of the Class A common stock except as otherwise described below;

•
if, and only if, the last sale price of Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders;

•
if, and only if, the Private Placement Warrants also concurrently exchanged at the same price (equal to a number of shares of Class A common stock) as the outstanding Public Warrants, as described above; and

•
if
,
and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the
30-day
period after written notice of redemption is given, or an exemption from registration is available.

The Private Placement Warrants may be exercised for cash or on a cashless basis, so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the initial purchasers or any of their permitted transferees, they will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants.

The exercise price and number of shares of Class A common stock issuable upon exercise of the Public and Private Placement Warrants may be adjusted in certain circumstances including in the event of a share capitalization, or recapitalization, reorganization, merger or consolidation. The exercise price of the Public and Priv
a
te Placement Warrants would have adjusted if, in connection with the closing of the Business Combination, we issued additional shares of Class A common stock or securities convertible into or exercisable or exchangeable for shares of Class A common stock for capital raising purposes at an issue price or effective issue price of less than $9.20 per share and certain other conditions were satisfied. The Public and Private Placement Warrant exercise price would have been adjusted to be equal to 115% of the price received in the new issuance. In connection with the Business Combination, we did not issue any additional shares of Class A common stock for capital raising purposes at an issue price or effective issue price of less than $9.20 per share, therefore the price reset provision was not triggered.

The Public and Private Placement Warrants have provisions which could affect the settlement amount. Such variables are outside of those used to determine the fair value of a fixed-for-fixed
equity instrument, and accordingly, the warrants are accounted for as liabilities in accordance with ASC Subtopic
815-40,
with changes in fair value included as change of fair value of warrant liabilities in other expenses in the consolidated statements of operations.
The Public and Private Placement Warrants are measured at fair value on a recurring basis. The Public Warrants are traded on the Nasdaq and are recorded at fair value using the closing price as of the measurement date, and as such, represents a Level 1 fair value measurement. At the acquisition date, the Private Placement Warrants are recorded at fair value on a recurring basis using a Monte Carlo simulation model and unobservable inputs, and as such, represent a Level 3 fair value measurement. The Monte Carlo simulation model requires inputs such as the fair value of our Class A common stock, the risk-free interest rate, expected term, expected dividend yield and expected volatility. The fair value of our Class A common stock is considered a Level 1 input as shares of our Class A common stock are freely traded on the Nasdaq. The risk-free interest rate assumption is determined by using the US Treasury rates of the same period as the expected term of the Private Placement Warrants. The dividend yield assumption is based on the dividends expected to be paid over the expected life of the warrants. Our volatility is derived from several publicly traded peer companies and the implied volatility of our Public Warrants.

We will continue to adjust the Public and Private Placement Warrant liabilities for changes in fair value for the Public and Private Placement Warrants until the warrants are exercised, redeemed or cancelled.
In December 2021, the Company announced that it would redeem all Public and Private Placement Warrants that remained outstanding as of 5:00 p.m., New York time, on January 19, 2022. Pursuant to the terms of the Warrant Agreement, prior to the Redemption Time, the warrant holders were permitted to exercise their warrants either (a) on a cash basis by paying the exercise price of
 $11.50 per warrant in cash or (b) on a “cashless basis,” in which case the holder would receive 0.265 shares of Class A common stock per warrant. As of December 31, 2021, 840,456 Public Warrants were exercised in accordance with the terms of the Warrant Agreement, resulting in the issuance of 228,450 shares of Class A common stock. None of the Private Warrants were exercised through December 31, 2021. For the

Public Warrants exercised through December 31, 2021, the warrants were marked to market through the settlement date utilizing the publicly traded closing stock price of the Public Warrants on the settlement date, with changes in the fair value through the settlement date recorded as change of fair value of warrant liabilities in other expenses in the consolidated statements of operations. Upon settlement, the remaining warrant liabilities were derecognized and the liabilities and cash received from warrant holders was recorded as consideration for the common shares issued (an increase of
 $2.8
million was recorded to additional paid in capital). As a result of the redemption notice for the Public and Private Warrants, the valuation method for the Private Placement Warrants was changed from the Monte Carlo Simulation to utilizing a fair value based on the publicly traded closing price of the Public Warrants given that in connection with the terms of the redemption notice, the exercise and settlement provision of the Public and Private Warrants are substantially the same. Such fair value determination represents a Level 2 fair value input. Subsequent to December 31, 2021, the remaining Public and Private Warrants were either exercised by the holders, or if not exercised, such warrants were redeemed by the Company at the Redemption Time (See Note 22, Subsequent Events).
There was a transfer between fair value measurement level (from Level 3 to Level 2) for the Private Placement Warrants that were called for redemption in December 2021. There were no Level 3 warrant liabilities outstanding during the year ended December 31, 2020. The following table presents information about the Company’s movement in its Level 1, Level 2 and Level 3 warrant liabilities measured at fair value (in millions):

	Public Warrants (Level 1)	Private Warrants (Level 2)	Private Warrants (Level 3)	Total

Balance at the beginning of the period	$—	$—	$—	$—
Warrant liabilities assumed on July 29, 2021	23.2	—	18.6	41.8
Level 3 transfer-out and Level 2 transfer-in value	—	18.6	(18.6)	—
Change in the fair value of the warrant liabilities	15.5	10.0	—	25.5
Warrants exercised for Class A common stock	(2.6)	—	—	(2.6)

Balance at the end of the period	$36.1	$28.6	$—	$64.7

The key assumptions used to determine the fair value of the Private Placement Warrants at July
29
,
2021
(the date the warrant obligation was assumed by Cyxtera) using the Monte Carlo simulation model were as follows:

Inputs	As of July 29, 2021
Risk-free interest rate	0.73%
Volatility for Least-Square Monte Carlo Model	35.7%
Expected Term in Years	5.00
Fair Value of Class A Common Stock	$9.55